Expense Example {- Freedom Lifetime Income II Portfolio} - 02.28 VIP Freedom Lifetime Income Funds Investor Combo PRO-10 - Freedom Lifetime Income II Portfolio - VIP Freedom Lifetime Income II Portfolio-Investor VIP
Jul. 13, 2021 USD ($)
Expense Example:
1 year	$ 52
3 years	164
5 years	285
10 years	$ 640